Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the period	$ 430,651	$ 477,208	$ 116,129	$ (66,885)
Adjustments to Net Profit for Non-Cash Items:
Share-based payment	29,001	49,663	56,759	73,071
Unrealized foreign exchange gain	(12,495)	(2,637)	(26,858)	(5,176)
Lease inducement	(2,904)		(5,807)
Depreciation – Property and equipment	90,526	1,564	94,936	3,217
Operating Income before Working Capital Changes	533,779	525,798	235,159	4,227
Working Capital Adjustments:
(Increase)/decrease in accounts and grants receivable	(41,990)	(123,565)	(135,975)	(103,376)
(Increase)/decrease in prepaid and other receivables	(13,252)	25,002	1,089	120,914
Increase/(decrease) in accounts payable	(67,891)	133,363	(93,179)	59,814
Increase/(decrease) in accrued liabilities	77,533	(44,932)	90,449	(64,250)
Increase/(decrease) in contract liability	(98,209)		(42,045)
Cash Generated from Operations	390,970	515,666	55,498	17,329
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(450)
Net Cash Flows used in Investing Activities			(450)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in lease obligation	(97,601)		(97,601)
Proceeds from loans	225,000	170,000	391,612	420,000
Advances/(repayments) of loans payable	(391,612)	(525,000)	(391,612)	(525,000)
Cash Flows Generated from Financing Activities	(264,213)	(355,000)	(97,601)	(105,000)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	126,757	160,666	(42,553)	(87,671)
Cash and Cash Equivalents, Beginning of the Period	64,533	79,097	233,843	327,434
Cash and Cash Equivalents, End of the Period	$ 191,290	$ 239,763	$ 191,290	$ 239,763